Debt	12 Months Ended
Dec. 31, 2022
Debt
Debt

21 Debt

Accounting policy

Borrowings are recorded initially at fair value and subsequently carried at amortised cost, other than fixed rate borrowings in designated hedging relationships for which the carrying amount of the hedged portion of the borrowings is subsequently adjusted for the gain or loss attributable to the hedged risk. When the related derivative in such a hedging relationship expires, is sold or terminated, or no longer qualifies for hedge accounting, the cumulative change in fair value of the hedged borrowing is amortised in the income statement over the period to maturity of the borrowing using the effective interest method.

	2021			2022
	Falling due	Falling due		Falling due	Falling due in
	within	in more than		within	more than
	1 year	1 year	Total	1 year	1 year	Total
	£m	£m	£m	£m	£m	£m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	131	–	131	102	–	102
Term debt	32	3,410	3,442	–	3,641	3,641
Lease liabilities	69	139	208	67	115	182
Term debt in fair value hedging relationships	–	2,161	2,161	576	1,978	2,554
Term debt previously in fair value hedging relationships	–	225	225	125	126	251
Total	232	5,935	6,167	870	5,860	6,730

The total fair value of financial liabilities measured at amortised cost (excluding lease liabilities) is £3,451m (2021: £3,746m). The total fair value of term debt in fair value hedging relationships is £2,688m (2021: £2,268m). The total fair value of term debt previously in fair value hedging relationships is £257m (2021: £255m).

RELX PLC has given guarantees in respect of certain long-term and short-term borrowings issued by subsidiaries. Included within term debt above are debt securities issued by RELX Capital Inc., a 100% indirectly owned finance subsidiary of RELX PLC, which have been registered with the US Securities and Exchange Commission. RELX PLC has fully and unconditionally guaranteed these securities, which are not guaranteed by any other subsidiary of RELX PLC.

21 Debt (continued)

Analysis by year of repayment

	2021				2022
	Short-term				Short-term
	bank loans,				bank loans,
	overdrafts				overdrafts
	and				and
	commercial		Lease		commercial		Lease
	paper	Term debt	liabilities	Total	paper	Term debt	liabilities	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Within 1 year	131	32	69	232	102	701	67	870
Within 1 to 2 years	–	641	40	681	–	1,045	24	1,069
Within 2 to 3 years	–	1,012	37	1,049	–	623	25	648
Within 3 to 4 years	–	628	29	657	–	660	24	684
Within 4 to 5 years	–	626	17	643	–	595	17	612
After 5 years	–	2,889	16	2,905	–	2,822	25	2,847
After 1 year	–	5,796	139	5,935	–	5,745	115	5,860
Total	131	5,828	208	6,167	102	6,446	182	6,730

Short-term bank loans, overdrafts and commercial paper were backed up at 31 December 2022 by a $3.0bn (£2.5bn) committed bank facility maturing in 2025. The committed bank facility was undrawn.

Analysis by currency

	2021				2022
	Short-term				Short-term
	bank loans,				bank loans,
	overdrafts				overdrafts
	and				and
	commercial		Lease		commercial		Lease
	paper	Term debt	liabilities	Total	paper	Term debt	liabilities	Total
	£m	£m	£m	£m	£m	£m	£m	£m
US dollar	68	2,691	79	2,838	2	3,160	65	3,227
Pound sterling	–	–	51	51	–	–	40	40
Euro	15	3,137	47	3,199	–	3,286	57	3,343
Other currencies	48	–	31	79	100	–	20	120
Total	131	5,828	208	6,167	102	6,446	182	6,730

Included in the US dollar amounts for term debt above is £498m (2021: £515m) of debt denominated in euros (€600m) (2021: €600m) that was swapped into US dollars on issuance and against which there are related derivative financial instruments, which, as at 31 December 2022, had a fair value of £55m (2021: £21m).